Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Equity investments without readily determinable fair values	$ 79	$ 85